LONG-TERM DEBT - OTHERS (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Right of use - assets under operating leases	$ 10,355	$ 14,113
Current operating lease liabilities	3,171	4,512
Long-term operating lease liabilities	7,184	9,601
Total operating lease liabilities	$ 10,355	$ 14,113
Weighted average remaining lease term (years)	4 years 3 months 18 days	4 years 9 months 18 days
Weighted average discount rate	1.94%	1.94%